Chartered-in Vessels - Capital Lease Obligations - Additional Information (Details) $ in Millions	1 Months Ended	12 Months Ended		36 Months Ended
	Sep. 30, 2019	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) vessel lease	Jan. 31, 2019	Dec. 31, 2019 vessel	Dec. 31, 2019 lease
Other Nonoperating Income (Expense)
Capital Leased Assets [Line Items]
Partnership recognized a loss		$ 1.4
September2019 Transaction | Torben Spirit
Capital Leased Assets [Line Items]
Lease terms	P7Y6M
LNG Carriers
Capital Leased Assets [Line Items]
Number of lessors | lease						9
Number of vessels			8		9	9
Variable Interest Entity, Primary Beneficiary
Capital Leased Assets [Line Items]
Number of lessors | lease						7
LNG Carriers
Capital Leased Assets [Line Items]
Weighted-average interest rate on lease		5.10%
Failed sales, number of vessels		2
Number of vessels | lease			8			9
Lease liability payment		$ 1,900.0	$ 1,700.0
Interest payment on liability (in percentage)		$ 470.9	435.3
LNG Carriers | Minimum
Capital Leased Assets [Line Items]
Lease terms				P7Y6M
LNG Carriers | Maximum
Capital Leased Assets [Line Items]
Lease terms				P15Y
Suezmax Tanker
Capital Leased Assets [Line Items]
Purchase obligations			24.2
Interest included in payments			$ 0.2